Collateralized transactions - Assets owned, pledged as collateral ,primarily to stock exchanges and clearing organizations (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 3,483,775	¥ 4,221,715
Non-trading debt securities		121,598	29
Investments in and advances to affiliated companies		3,871	2,760
Equities and convertible securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		114,372	133,066
Government and government agency securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		1,230,309	1,183,457
Bank and corporate debt securities [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		18,283	59,734
Residential mortgage-backed securities ("RMBS") [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		2,097,411	2,826,613
Collateralized debt obligations ("CDOs") and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets	[1]	10,729	12,406
Investment trust funds and other [Member]
Financial Instruments Owned and Pledged as Collateral [Line Items]
Trading assets		¥ 12,671	¥ 6,439

[1]	Includes CLOs and ABS such as those secured on credit card loans, auto loans and student loans.